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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management Limited
Address: Heathcoat House
         20 Savile Row, 6th Floor
         London W1S 3PR, United Kingdon

Form 13F File Number: 28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Cawdron
Title: Director
Phone: 001-212-223-6502

Signature, Place, and Date of Signing:


         /s/ Richard Cawdron             London, United Kingdom       10/6/08
-------------------------------------   ------------------------   ------------
             [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_________________   ________________________________________________
[Repeat as necessary.]


                                       9
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:    124,790
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
---    --------------------   ----
____   28-_________________   _________________________________________
[Repeat as necessary.]


                                       10
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                           FORM 13F INFORMATION TABLE

      Column 1           Column 2      Column 3  Column 4         Column 5         Column 6   Column 7          Column 8
--------------------  --------------  ---------  --------  ---------------------  ----------  --------  ------------------------
                         TITLE OF                  VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          CLASS        CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------------  --------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
TAIWAN SEMICONDUCTOR
   MFG LTD            Sponsored ADR   874039100   124,790  13,318,023   SH           SOLE               13,318,023